                        ANNUAL REPORT / DECEMBER 31 1999

                              AIM MONEY MARKET FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                        ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Shareholder:

                    We are pleased to send you this report on AIM Money Market
     [PHOTO OF      Fund for the 1999 fiscal year, a year that saw a dramatic
    Charles T.      rise in equity markets, an unpleasant bond market, continued
      Bauer,        growth in the U.S. economy and an ever-vigilant Federal
   Chairman of      Reserve Board on the lookout for inflation.
   the Board of
     THE FUND       INFLATION FEARS SPOOK MARKETS
   APPEARS HERE]    With the worst of the global financial crisis past, the
                    question throughout much of 1999 was whether or not the Federal Reserve Board (the Fed) would need to raise interest rates to forestall inflation. Inflation fears spawned volatility in equity markets and unsettled bond markets as investors were concerned that ongoing strong economic growth in the United States would prompt the Fed to raise interest rates. Ultimately, in three separate moves, the Fed raised the key federal funds rate from 4.75% to 5.50%.
    While many stock indexes finished the year quite strongly, the bond market did not enjoy the same upward performance. Inflation fears, driven by strong economic growth and an overabundance of bond supply, drove interest rates across the yield curve higher during the year, as reflected in the yield of the benchmark 30-year Treasury bond. The benchmark bond's yield rose from 5.09% at the beginning of 1999 to 6.48% at the end of the year. Yields for three- and six-month Treasury bills rose from 4.46% to 5.31% and 4.54% to 5.73%, respectively, during the 12-month period. As a result, the Treasury market turned in its worst one-year performance in 22 years during 1999.
    In the midst of it all, the U.S. economy continued to blaze ahead relentlessly, experiencing a near-record level of consumer confidence. Recent economic indicators, such as employment data and consumer prices, have shown that the frenetic growth has produced a surprising lack of inflation. However, now that Y2K is past and the Fed no longer has to sit on the sidelines, the Fed will again begin to address concerns that imbalances between supply and demand may be developing within the economy.

FUND PROVIDES STABILITY AMIDST UNCERTAINTY
For investors, cash proved to be one of the best-performing fixed-income asset classes during 1999. In addition, the combination of rising interest rates and a short maturity structure provided investors with an attractive level of income throughout 1999. The fund maintained a weighted average maturity (WAM) in the 20- to 25-day range throughout the reporting period. At the end of the fiscal year, the WAM stood at 20 days, and seven-day yields for the fund were 4.43% for Cash Reserve Shares, 3.69% for Class B shares and 3.68% for Class C shares. At the end of the reporting period, total net assets in the fund stood at $1.45 billion.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements and U.S. Treasury and U.S. government agency securities. An investment in the fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

OUTLOOK
In February, the current period of economic expansion became the longest in U.S. history. Many analysts expect this growth to continue through at least the first half of 2000. This has led to the belief that the Fed will need to raise interest rates at least once--if not more--to slow economic growth to a more sustainable pace. It seems that the same story that dogged markets in 1999 is so far continuing, with persistent upward pressure on interest rates.
    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                      -------------------------------------

                                  IN FEBRUARY,

                              THE CURRENT PERIOD OF

                               ECONOMIC EXPANSION

                               BECAME THE LONGEST

                                IN U.S. HISTORY.

                      -------------------------------------


                      -------------------------------------

                                   COVER ART:

                                  WATER LILIES

                                 BY CLAUDE MONET

                      -------------------------------------


                              AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                                           PAR
                              MATURITY    (000)         VALUE
COMMERCIAL PAPER-42.22%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/LEASES-3.69%

Centric Capital Corp.
  6.02%                       01/31/00   $ 21,533   $   21,424,976
------------------------------------------------------------------
  6.00%                       02/17/00     17,000       16,866,833
------------------------------------------------------------------
  5.80%                       03/28/00     15,459       15,242,317
------------------------------------------------------------------
                                                        53,534,126
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  CONSUMER RECEIVABLES-5.06%

Old Line Funding Corp.
  6.28%                       01/07/00     20,000       19,979,066
------------------------------------------------------------------
  6.15%                       01/12/00     28,611       28,557,236
------------------------------------------------------------------
Riverwoods Funding Corp.
  6.07%                       01/11/00     25,000       24,957,847
------------------------------------------------------------------
                                                        73,494,149
------------------------------------------------------------------

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-15.47%

Bavaria TRR Corp.
  5.48%                       01/27/00     30,700       30,578,496
------------------------------------------------------------------
  5.92%                       03/23/00     20,000       19,730,311
------------------------------------------------------------------
Edison Asset Securitization,
  L.L.C.
  6.11%                       01/24/00     20,000       19,921,928
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  6.30%                       01/05/00     25,750       25,731,976
------------------------------------------------------------------
  6.25%                       01/07/00     16,525       16,507,786
------------------------------------------------------------------
  6.10%                       02/02/00     24,000       23,869,867
------------------------------------------------------------------
Park Avenue Receivables
  Corp.
  5.81%                       03/08/00     20,000       19,783,738
------------------------------------------------------------------
Three Rivers Funding Corp.
  7.00%                       01/12/00     37,002       36,922,857
------------------------------------------------------------------
  6.51%                       01/13/00     31,573       31,504,486
------------------------------------------------------------------
                                                       224,551,445
------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-6.83%

Asset Securitization,
  Floating Rate Notes(b)
  6.09%                       03/10/00     25,000       24,996,868
------------------------------------------------------------------
Corporate Asset Funding Co.
  5.50%                       01/19/00     22,220       22,158,895
------------------------------------------------------------------
Variable Funding Capital
  5.76%                       01/10/00     17,000       16,975,520
------------------------------------------------------------------
  5.42%                       01/18/00     15,024       14,985,547
------------------------------------------------------------------
  5.68%                       01/21/00     20,000       19,936,889
------------------------------------------------------------------
                                                        99,053,719
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
AUTOMOBILE-1.70%

Daimler-Chrysler North
  America Holding
  5.87%                       03/22/00   $ 25,000   $   24,669,812
------------------------------------------------------------------

BANKS-DOMESTIC-1.72%

Abbey National North America
  Corp.
  12.50%                      01/04/00     25,000       24,973,959
------------------------------------------------------------------

FINANCE-MULTIPLE INDUSTRY-6.72%

Associates First Capital
  Corp.
  5.60%                       02/09/00     25,000       24,848,333
------------------------------------------------------------------
Caterpillar Finance Services
  Corp.
  5.80%                       03/15/00     10,000        9,996,361
------------------------------------------------------------------
GE Capital International
  Funding
  5.89%                       03/09/00     25,000       24,721,860
------------------------------------------------------------------
General Electric Capital
  Corp., Floating Rate Notes
  4.98%(b)                    08/21/00     13,000       12,982,673
------------------------------------------------------------------
Prudential Funding Corp.
  5.72%                       01/28/00     25,000       24,892,750
------------------------------------------------------------------
                                                        97,441,977
------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.03%

Credit Suisse First Boston,
  Inc.
  5.74%                       02/18/00     15,000       14,885,200
------------------------------------------------------------------
    Total Commercial Paper
      (Cost $612,604,387)                              612,604,387
------------------------------------------------------------------

BANK NOTES-0.86%

BANKS-DOMESTIC-0.86%

Atlantic American Corp.
  6.47% (Cost
    $12,500,000)(c)           06/01/09     12,500       12,500,000
------------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-1.34%

HOSPITAL MANAGEMENT-0.65%

Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds
  6.50%(d)                    07/01/24      9,500        9,500,000
------------------------------------------------------------------

FINANCE-MULTIPLE
  INDUSTRY-0.69%

Mississippi Business Finance
  Corp. (Mississippi
  Industrial Development);
  Revenue Bonds
  6.46%(e)                    02/01/23     10,000       10,000,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds (Cost
      $19,500,000)                                      19,500,000
------------------------------------------------------------------

CERTIFICATE OF DEPOSIT-0.69%

Bank Austria
  5.65% (Cost $9,997,546)     07/06/00     10,000        9,997,546
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
MASTER NOTE
  AGREEMENTS-9.24%(f)

Merrill Lynch Mortgage
  Capital, Inc.
  4.76%(g)                    08/17/00   $ 75,000   $   75,000,000
------------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.
  4.60%(h)                    03/01/00     59,000       59,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $134,000,000)                                    134,000,000
------------------------------------------------------------------

PROMISSORY NOTE-3.24%

Goldman Sachs & Co.
  4.90% (Cost $47,000,000)    02/24/00     47,000       47,000,000
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements) (Cost
      $835,601,933)                                    835,601,933
------------------------------------------------------------------

REPURCHASE AGREEMENTS-38.51%(I)

Banc One Capital Markets,
  Inc.
  3.25%(j)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------

                                           PAR
                              MATURITY    (000)         VALUE
Bank of America Securities
  3.15%(k)                    01/03/00   $300,000   $  300,000,000
------------------------------------------------------------------
CIBC Oppenheimer Corp.
  3.25%(l)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------
Deutsche Bank Securities
  Corp.
  3.50%(m)                    01/03/00      8,343        8,342,665
------------------------------------------------------------------
Goldman Sachs & Co.
  5.64%(n)                    01/07/00     46,500       46,500,000
------------------------------------------------------------------
Greenwich Capital Markets,
  Inc.
  3.30%(o)                    01/03/00     68,000       68,000,000
------------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $558,842,665)                                    558,842,665
------------------------------------------------------------------
TOTAL INVESTMENTS-96.10%                            $1,394,444,598(p)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.90%                                     56,580,651
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,451,025,249
==================================================================

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The coupon rate shown on floating rate notes represents the rate at period end.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/99.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/99.
(e) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined monthly. Rates shown are rates in effect on 12/31/99.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/99.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/99.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/99 with a maturing value of $300,081,250 and collateralized by $300,000,000 U.S. Government obligations 0% to 8.125% due 01/03/00 to 05/15/21 with an aggregate market value at 12/31/99 of $306,004,707.
(k) Joint repurchase agreement entered into 12/31/99 with a maturing value of $470,258,255 and collateralized by $470,134,815 U.S. Government obligations, 4.75% to 5.25% due 02/01/01 to 11/14/03 with an aggregate market value at 12/31/99 of $510,000,998.
(l) Joint repurchase agreement entered into 12/31/99 with a maturing value of $285,077,188 and collateralized by $285,000,000 U.S. Government and Treasury obligations, 5.812% to 8.023% due 04/01/19 to 05/01/35 with an aggregate market value at 12/31/99 of $290,700,000.
(m) Joint repurchase agreement entered into 12/31/99 with a maturing value of $300,087,500 and collateralized by $300,000,000 U.S. Government obligations, 5.75% to 7.089% due 09/01/17 to 02/01/38 with an aggregate market value at 12/31/99 of $306,000,000.
(n) Joint repurchase agreement entered into 12/31/99 with a maturing value of $100,501,333 and collateralized by $100,000,000 U.S. Government and Treasury obligations, 0% to 8.625% due 06/30/00 to 12/15/43 with an aggregate market value at 12/31/99 of $102,004,901.
(o) Joint repurchase agreement entered into 12/31/99 with a maturing value of $240,066,000 and collateralized by $240,000,000 U.S. Government and Treasury obligations, 5% to 10% due 02/01/00 to 12/01/29 with an aggregate market value at 12/31/99 of $244,803,339.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  835,601,933
----------------------------------------------------------
Repurchase agreements                          558,842,665
----------------------------------------------------------
Receivables for:
  Fund shares sold                              79,248,923
----------------------------------------------------------
  Interest                                       1,830,759
----------------------------------------------------------
Investment for deferred compensation plan           98,626
----------------------------------------------------------
Other assets                                       152,970
----------------------------------------------------------
    Total assets                             1,475,775,876
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        22,471,641
----------------------------------------------------------
  Dividends                                        291,654
----------------------------------------------------------
  Deferred compensation plan                        98,626
----------------------------------------------------------
Accrued advisory fees                              610,061
----------------------------------------------------------
Accrued distribution fees                        1,116,373
----------------------------------------------------------
Accrued transfer agent fees                        114,686
----------------------------------------------------------
Accrued operating expenses                          47,586
----------------------------------------------------------
    Total liabilities                           24,750,627
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,451,025,249
==========================================================

NET ASSETS:

AIM Cash Reserve Shares                     $  989,478,007
==========================================================
Class B                                     $  404,911,432
==========================================================
Class C                                     $   56,635,810
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        989,471,533
==========================================================
Class B                                        404,900,819
==========================================================
Class C                                         56,634,526
==========================================================
AIM Cash Reserve Shares:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Interest                                      $72,284,896
---------------------------------------------------------

EXPENSES:

Advisory fees                                   7,448,373
---------------------------------------------------------
Administrative services fees                      118,024
---------------------------------------------------------
Custodian fees                                    171,275
---------------------------------------------------------
Distribution fees - Class B                     3,680,653
---------------------------------------------------------
Distribution fees - Class C                       440,903
---------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares     2,443,795
---------------------------------------------------------
Trustees' fees                                     15,267
---------------------------------------------------------
Transfer agent fees - Class B                     583,322
---------------------------------------------------------
Transfer agent fees - Class C                      69,876
---------------------------------------------------------
Transfer agent fees - AIM Cash Reserve
  Shares                                        1,549,204
---------------------------------------------------------
Other                                           1,055,705
---------------------------------------------------------
    Total expenses                             17,576,397
---------------------------------------------------------
Less: Expenses paid indirectly                    (20,102)
---------------------------------------------------------
    Net expenses                               17,556,295
---------------------------------------------------------
Net investment income                          54,728,601
---------------------------------------------------------
Net realized gain from investments                     83
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $54,728,684
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   54,728,601    $   46,894,254
----------------------------------------------------------------------------------------------
  Net realized gain from investments                                      83             2,781
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          54,728,684        46,897,035
----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A*                                                                --       (20,797,936)
----------------------------------------------------------------------------------------------
  Class B                                                        (12,546,032)       (6,486,731)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,514,495)         (628,599)
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        (40,668,074)      (18,980,988)
----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A*                                                                --      (375,997,608)
----------------------------------------------------------------------------------------------
  Class B                                                         94,371,540       194,469,771
----------------------------------------------------------------------------------------------
  Class C                                                         29,244,201        19,103,703
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       (189,587,232)      834,944,363
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                        (65,971,408)      672,523,010
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          1,516,996,657       844,473,647
----------------------------------------------------------------------------------------------
  End of period                                               $1,451,025,249    $1,516,996,657
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,450,988,058    $1,516,959,549
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                    37,191            37,108
----------------------------------------------------------------------------------------------
                                                              $1,451,025,249    $1,516,996,657
==============================================================================================

* The Fund's Class A shares were reclassified as AIM Cash Reserve Shares on 12/21/98.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class B shares, Class C shares and AIM Cash Reserve Shares. The Fund formerly offered Class A shares; however, on December 21, 1998 the Class A shares were reclassified as AIM Cash Reserve Shares. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $118,024 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $1,341,736 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B, Class C and the AIM Cash Reserve shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B shares, Class C shares and AIM Cash Reserve Shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve Shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class B, Class C and AIM Cash Reserve Shares paid AIM Distributors $3,680,653, $440,903 and $2,443,795, respectively, as compensation under the Plans.
  During the year ended December 31, 1999, AIM Distributors received $1,254,200 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended December 31, 1999, the Fund paid legal fees of $5,825 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $15,823 and $4,279, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $20,102 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                        1999                                1998
                                                          --------------------------------   ----------------------------------
                                                              SHARES           AMOUNT            SHARES             AMOUNT
                                                          --------------   ---------------   ---------------   ----------------
Sold:
  Class A*                                                            --                --    12,526,260,894   $ 12,526,260,894
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                  1,129,278,732   $ 1,129,278,732       732,230,888        732,230,888
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    387,953,922       387,953,922       350,900,238        350,900,238
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                  8,060,651,699     8,060,651,699     6,566,275,190      6,566,275,190
-------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A*                                                            --                --        15,630,817         15,630,817
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     10,880,999        10,880,999         5,684,934          5,684,934
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,259,465         1,259,465           536,206            536,206
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                     34,229,027        34,229,027        15,456,154         15,456,154
-------------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions:**
  Class A*                                                            --                --           135,276            135,276
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --        72,923,588         72,923,588
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --         5,548,897          5,548,897
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                             --                --       117,682,745        117,682,745
-------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A*                                                            --                --   (12,918,024,595)   (12,918,024,595)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                 (1,045,788,191)   (1,045,788,191)     (616,369,639)      (616,369,639)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (359,969,186)     (359,969,186)     (337,881,638)      (337,881,638)
-------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                 (8,284,467,958)   (8,284,467,958)   (5,864,469,726)    (5,864,469,726)
-------------------------------------------------------------------------------------------------------------------------------
                                                             (65,971,491)  $   (65,971,491)      672,520,229   $    672,520,229
===============================================================================================================================

 * Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.
** The Fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of AIM Cash Reserve Shares and Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                AIM CASH RESERVE SHARES
                                                               ---------------------------------------------------------
                                                                 1999        1998         1997        1996        1995
                                                               --------   ----------    --------    --------    --------
Net asset value, beginning of period                           $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------   --------   ----------    --------    --------    --------
Income from investment operations:
  Net investment income                                          0.0414       0.0453      0.0456      0.0433      0.0493
------------------------------------------------------------   --------   ----------    --------    --------    --------
Less distributions:
  Dividends from net investment income                          (0.0414)     (0.0453)    (0.0456)    (0.0433)    (0.0493)
------------------------------------------------------------   --------   ----------    --------    --------    --------
Net asset value, end of period                                 $   1.00   $     1.00    $   1.00    $   1.00    $   1.00
============================================================   ========   ==========    ========    ========    ========
Total return(a)                                                    4.22%        4.62%       4.66%       4.41%       5.04%
============================================================   ========   ==========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $989,478   $1,179,072    $344,117    $315,470    $293,450
============================================================   ========   ==========    ========    ========    ========
Ratio of expenses to average net assets                            1.04%(b)     0.99%       1.05%       1.08%       1.04%
============================================================   ========   ==========    ========    ========    ========
Ratio of net investment income to average net assets               4.16%(b)     4.53%       4.55%       4.32%       4.92%
============================================================   ========   ==========    ========    ========    ========

(a) Does not deduct contingent deferred sales charges where applicable.
(b) Ratios are based on average net assets of $977,518,910.

                                                          CLASS B SHARES                                  CLASS C SHARES
                                     --------------------------------------------------------    -------------------------------
                                       1999        1998        1997        1996        1995        1999        1998       1997
                                     --------    --------    --------    --------    --------    --------    --------   --------
Net asset value, beginning of
  period                             $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00   $   1.00
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Income from investment
  operations:
  Net investment income                0.0339      0.0371      0.0378      0.0360      0.0419      0.0339      0.0371     0.0158
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Less distributions:
  Dividends from net investment
    income                            (0.0339)    (0.0371)    (0.0378)    (0.0360)    (0.0419)    (0.0339)    (0.0371)   (0.0158)
---------------------------------    --------    --------    --------    --------    --------    --------    --------   --------
Net asset value, end of period       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00   $   1.00
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Total return(a)                          3.45%       3.78%       3.84%       3.66%       4.27%      3.44%        3.78%      3.92%
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $404,911    $310,534    $116,058    $ 91,148    $ 69,857    $ 56,636    $ 27,391   $  8,287
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratio of expenses to average net
  assets                                 1.79%(b)    1.81%       1.80%       1.81%       1.78%       1.79%(b)    1.81%      1.80%(c)
=================================    ========    ========    ========    ========    ========    ========    ========   ========
Ratio of net investment income to
  average net assets                     3.41%(b)    3.71%       3.80%       3.60%       4.14%       3.41%(b)    3.71%      3.80%(c)
=================================    ========    ========    ========    ========    ========    ========    ========   ========

(a) Does not deduct contingent deferred sales charges where applicable and is annualized for periods less than one year.
(b) Ratios are based on average net assets of $368,065,266 and $44,090,340 for Class B and Class C, respectively.
(c) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Money Market Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

BOARD OF TRUSTEES                                   OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                        11 Greenway Plaza
Chairman                                            Chairman                                Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                                    Robert H. Graham
Bruce L. Crockett                                   President                               INVESTMENT ADVISOR
Director
ACE Limited;                                        Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                   Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                                  Gary T. Crum                            Houston, TX 77046
                                                    Senior Vice President
Owen Daly II                                                                                TRANSFER AGENT
Director                                            Dana R. Sutton
Cortland Trust Inc.                                 Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
Edward K. Dunn Jr.                                  Robert G. Alley                         Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                Vice President
Formerly Vice Chairman, President                                                           CUSTODIAN
and Chief Operating Officer,                        Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and            Vice President                          State Street Bank and Trust Company
President, Mercantile Bankshares                                                            225 Franklin Street
                                                    Melville B. Cox                         Boston, MA 02110
Jack Fields                                         Vice President
Chief Executive Officer                                                                     COUNSEL TO THE FUND
Texana Global, Inc.;                                Karen Dunn Kelley
Formerly Member                                     Vice President                          Ballard Spahr
of the U.S. House of Representatives                                                        Andrews & Ingersoll, LLP
                                                    Edgar M. Larsen                         1735 Market Street
Carl Frischling                                     Vice President                          Philadelphia, PA 19103
Partner
Kramer, Levin, Naftalis & Frankel LLP               Mary J. Benson                          COUNSEL TO THE TRUSTEES
                                                    Assistant Vice President and
Robert H. Graham                                    Assistant Treasurer                     Kramer, Levin, Naftalis & Frankel LLP
President and Chief Executive Officer                                                       919 Third Avenue
A I M Management Group Inc.                         Sheri Morris                            New York, NY 10022
                                                    Assistant Vice President and
Prema Mathai-Davis                                  Assistant Treasurer                     DISTRIBUTOR
Chief Executive Officer, YWCA of the U.S.A.
                                                    Renee A. Friedli                        A I M Distributors, Inc.
Lewis F. Pennock                                    Assistant Secretary                     11 Greenway Plaza
Attorney                                                                                    Suite 100
                                                    P. Michelle Grace                       Houston, TX 77046
Louis S. Sklar                                      Assistant Secretary
Executive Vice President                                                                    AUDITORS
Hines Interests                                     Nancy L. Martin
Limited Partnership                                 Assistant Secretary                     KPMG
                                                                                            700 Louisiana
                                                    Ofelia M. Mayo                          Houston, TX 77002
                                                    Assistant Secretary

                                                    Lisa A. Moss
                                                    Assistant Secretary

                                                    Kathleen J. Pflueger
                                                    Assistant Secretary

                                                    Samuel D. Sirko
                                                    Assistant Secretary

                                                    Stephen I. Winer
                                                    Assistant Secretary

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)
AIM Money Market Fund Class B, and Class C shares paid ordinary dividends in the amount of $0.0339 per share and AIM Cash Reserve Shares paid $0.0414 per share to shareholders during its tax year ended December 31, 1999. Of these amounts 0.00% is eligible for the dividends received deduction for corporations.

   This report may be distributed only to current shareholders or to persons who have received a current effective prospectus of the Fund.

THE AIM FAMILY OF FUNDS--Registered Trademark--


GROWTH FUNDS                                MONEY MARKET FUNDS                                      A I M Management Group Inc. has
AIM Aggressive Growth Fund                  AIM Money Market Fund                                   provided leadership in the
AIM Blue Chip Fund                          AIM Tax-Exempt Cash Fund                                mutual fund industry since 1976
AIM Capital Development Fund                                                                        and managed approximately $160
AIM Constellation Fund(1)                   INTERNATIONAL GROWTH FUNDS                              billion in assets for more than
AIM Dent Demographic Trends Fund            AIM Advisor International Value Fund                    6.6 million shareholders,
AIM Large Cap Growth Fund                   AIM Asian Growth Fund                                   including individual investors,
AIM Mid Cap Equity Fund                     AIM Developing Markets Fund                             corporate clients and financial
AIM Mid Cap Growth Fund                     AIM Euroland Growth Fund(4)                             institutions, as of December 31,
AIM Mid Cap Opportunities Fund              AIM European Development Fund                           1999.
AIM Select Growth Fund                      AIM International Equity Fund                               The AIM Family of Funds
AIM Small Cap Growth Fund(2)                AIM Japan Growth Fund                                   --Registered Trademark-- is
AIM Small Cap Opportunities Fund(3)         AIM Latin American Growth Fund                          distributed nationwide, and AIM
AIM Value Fund                              AIM New Pacific Growth Fund                             today is the eighth-largest
AIM Weingarten Fund                                                                                 mutual fund complex in the
                                                                                                    United States in assets under
GROWTH & INCOME FUNDS                       GLOBAL GROWTH FUNDS                                     management, according to
AIM Advisor Flex Fund                       AIM Global Aggressive Growth Fund                       Strategic Insight, an
AIM Advisor Large Cap Value Fund            AIM Global Growth Fund                                  independent mutual fund monitor.
AIM Advisor Real Estate Fund
AIM Balanced Fund                           GLOBAL GROWTH & INCOME FUNDS
AIM Basic Value Fund                        AIM Global Growth & Income Fund
AIM Charter Fund                            AIM Global Utilities Fund

INCOME FUNDS                                GLOBAL INCOME FUNDS
AIM Floating Rate Fund                      AIM Emerging Markets Debt Fund
AIM High Yield Fund                         AIM Global Government Income Fund
AIM High Yield Fund II                      AIM Global Income Fund
AIM Income Fund                             AIM Strategic Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund          THEME FUNDS
                                            AIM Global Consumer Products and Services Fund
TAX-FREE INCOME FUNDS                       AIM Global Financial Services Fund
AIM High Income Municipal Fund              AIM Global Health Care Fund
AIM Municipal Bond Fund                     AIM Global Infrastructure Fund
AIM Tax-Exempt Bond Fund of Connecticut     AIM Global Resources Fund
AIM Tax-Free Intermediate Fund              AIM Global Telecommunications and Technology Fund(5)
                                            AIM Global Trends Fund(6)

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after April 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

                                                         [AIM LOGO APPEARS HERE]

                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

MKT-AR-1

A I M Distributors, Inc.